Lease Obligations (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 17, 2013 MMcf	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Lease obligations
Term of lease	25 years
Working gas capacity of associated natural gas storage reservoirs (in Mcf)	15,000
Working gas capacity of associated natural gas storage reservoirs which the entity leases and operates (in Mcf)	13,000
Contingent rentals		$ 3,400,000
Expenditures for segment assets		353,302,000	[1]	275,532,000	[1]	286,000,000	[1]
Capital lease obligations		147,588,000		135,238,000
AVC
Lease obligations
Length of pipeline (in miles)	200
Additional per day firm capacity provided to system	450
Number of associated natural gas storage reservoirs which supports pipeline system	4
Peak withdrawal capability per day of associated natural gas storage reservoirs (in MMcf per day)	260
Expenditures for segment assets		9,200,000
Accrued interest		2,700,000
Capital lease obligations		147,600,000		134,400,000
Cash payments for capital lease		16,700,000
Interest expense on capital lease		19,900,000		800,000
Depreciation expense		5,800,000		400,000
Accumulated depreciation		6,200,000
Net capital lease assets		137,400,000
Capital lease obligations, current		$ 3,800,000		$ 1,500,000

[1]	The Partnership accrues capital expenditures when work has been completed but the associated bills have not yet been paid. These accrued amounts are excluded from capital expenditures on the combined statements of cash flows until they are paid in a subsequent period. Accrued capital expenditures in the table above were $51.1 million, $16.3 million and $23.7 million at December 31, 2014, 2013 and 2012, respectively.